Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
14.	CASH AND CASH EQUIVALENTS

	2019		2018		2017
Cash and banks	6,983		6,678		9,672
Short-term investments	52,079	(1)	31,558	(1)	15
Financial assets at fair value through profit or loss (2)	7,038		7,792		19,051

	66,100		46,028		28,738

(1)	Includes term deposits and other invetsments with the BNA for 10,043 and 5,084 as of December 31, 2019 and 2018, respectively.
(2)	See Note 6.